OTHER FINANCIAL LIABILITIES (Details)		6 Months Ended
		Dec. 31, 2019 USD ($) properties	Jun. 30, 2019 USD ($)
Current [Abstract]
Loans and borrowings	[1]	$ 242,323	$ 0
Lease liabilities		74,880	0
Total current other financial liabilities		317,203	0
Non-current [Abstract]
Loans and borrowings	[1]	611,987	0
Lease liabilities		127,156	0
Total non-current other financial liabilities		739,143	0
Total other financial liabilities		$ 1,056,346	$ 0
Loans and Borrowings [Abstract]
Number of surface properties | properties		2
First Surface Property [Member]
Loans and Borrowings [Abstract]
Loans and borrowings outstanding balance		$ 294,570
Maturity date		October 31, 2023
Frequency of installment payment		monthly
Interest rate		10.00%
Second Surface Property [Member]
Loans and Borrowings [Abstract]
Loans and borrowings outstanding balance		$ 559,740
Maturity date		September 30, 2022
Frequency of installment payment		monthly
Interest rate		10.00%

[1]	1 At December 31, 2019, the Group had loans and borrowings relating to two surface properties that form part of 'exploration and evaluation assets'. The first has an outstanding balance of US$294,570 at December 31, 2019 and is repayable in monthly instalments until October 2023, based on an interest rate of 10%, and secured by the respective surface property. The second has an outstanding balance of US$559,740 and is repayable in monthly instalments until September 2022, based on an implied interest rate of 10%, and secured by the respective surface property.